CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses - Business combinations [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Cash and cash equivalents				£ 123
Loans and advances to customers				7,811
Available-for-sale financial assets				16
Financial assets at fair value through profit or loss		£ 7,350
Assets arising from reinsurance contracts held		13,616
Intangible assets			£ 21	702
Property, plant and equipment				6
Other assets		29	6	414
Deposits from banks	[1]			(6,431)
Liabilities arising from non-participating investment contracts		(20,981)
Other liabilities		(8)	(1)	(927)
Goodwill arising on acquisition		14		302
Cash consideration		20	26	2,016
Less: Cash and cash equivalents acquired				(123)
Net cash outflow arising from acquisition of subsidiaries and businesses		20	26	1,893
Acquisition of and additional investment in joint ventures		1	23	30
Net cash outflow from acquisitions in the year		£ 21	£ 49	£ 1,923

[1]	Upon acquisition in 2017, the funding of MBNA was assumed by Lloyds Bank plc.